Long Term Investment - Schedule of Long Term Investments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012
Schedule of Equity Method Investments [Line Items]
Long term investments	$ 8,267	$ 2,002
Dajie.com Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	2,000
Cost Method Investments [Member] | Talent Boom Group Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	2	2
Cost Method Investments [Member] | Dajie.com Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	2,000	2,000
Equity Method Investments [Member] | Consulting Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	5,265
Available for Sale Securities Investment [Member] | Alo7.com Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	$ 1,000